Profit before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation of property and equipment	¥ 2,977	¥ 2,944	¥ 818
Amortization of intangible assets	1	2	0
Directors
salaries and related costs	1,051	1,704	1,815
social benefits contribution	5	44	130
share based compensation	37	50	589
Key management personnel (other than directors)
salaries and related costs	1,563	2,079	3,501
social benefits contribution	5	51	150
share based compensation	74	25	100
Other than directors and key management personnel
salaries and related costs	707	2,653	1,863
social benefits contribution	¥ 10	¥ 456	¥ 452